Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2016
Deferred rent liability		$ 1.3	$ 0.9	$ 0.3
Rent expense		0.8	1.0	0.4
CDE
Rent expense		0.3	0.3	$ 0.2
Lease facilities rental agreement duration	3 years
Commercial Platform
Deferred rent liability		0.2
Rent expense		$ 0.2	0.1
Irrevocable letter of credit issued					$ 0.3
Maximum | CDE
Monthly rental payment	$ 0.1
Maximum | Commercial Platform
Deferred rent liability			$ 0.1